ORDINARY SHARES AND TREASURY STOCK (Details) $ / shares in Units, $ in Thousands, $ in Millions										1 Months Ended		12 Months Ended
	Sep. 26, 2023 shares	Dec. 14, 2022 shares	Aug. 16, 2022 shares	Apr. 24, 2021 HKD ($) shares	Apr. 24, 2021 USD ($) shares	Aug. 22, 2020 HKD ($) shares	Aug. 22, 2020 USD ($) shares	Mar. 08, 2019 Vote $ / shares shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 10, 2022 shares	Nov. 03, 2021 shares	Jun. 11, 2021 shares	Sep. 21, 2016 $ / shares shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized									403,750,000												807,500
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001	$ 0.00001												$ 0.0050
Number of vote | Vote									1
Net proceeds after deducting commissions and offering expenses | $																$ 10,856,524
Average price of share repurchase | $ / shares													$ 4.60		$ 4.56		$ 5.13
Total consideration | $												$ 874,692		$ 3,145,810		$ 1,178,755
ADS
ORDINARY SHARES AND TREASURY STOCK
Average price of share repurchase | $ / shares													$ 36.81		$ 36.48		$ 41.04
ADS | Maximum
ORDINARY SHARES AND TREASURY STOCK
Number of shares authorized to repurchase																		500,000,000.0	300,000,000.0
Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized								48,700,000,000					48,700,000,000		48,700,000,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001					$ 0.00001		$ 0.00001
Number of vote | Vote								1
Issuance of ordinary shares (in shares)				87,400,000	87,400,000	76,000,000	76,000,000
Net proceeds after deducting commissions and offering expenses				$ 1,398,000	$ 10,857.0	$ 2,339,700	$ 301.8
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares)												2,560,304	2,560,304	2,968,984	2,968,984	5,875,592	5,875,592
Shares issued upon vest of outstanding restricted shares units												5,683,896	5,683,896	3,138,104	3,138,104	929,672	929,672
Number of shares repurchased												144,498,392	144,498,392	121,363,408	121,363,408	29,462,760	29,462,760
Total consideration												$ 5,199,300	$ 664.8	$ 4,324,600	$ 553.2	$ 1,178,800	$ 151.2
Redesignation of ordinary shares into Class B ordinary shares			64,000,000
Class A ordinary shares | Ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Issuance of ordinary shares (in shares)																87,400,000	87,400,000
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares)												8,244,200	8,244,200	6,107,088	6,107,088	6,805,264	6,805,264
Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Aggregate gross proceeds from private placement										$ 2,035,000	$ 262.5
Price per share | $ / shares											$ 4.89751
Class B ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized								800,000,000					800,000,000		800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares													$ 0.00001		$ 0.00001
Number of vote | Vote								20
Ordinary shares, number of shares undesignated with par value								500,000,000
Redesignation of ordinary shares into Class B ordinary shares	25,000,000	50,000,000
Pre-Funded Warrants | Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Warrants to purchase shares of ordinary shares											53,600,000					53,599,890	53,599,890
Shares cancelled																110	110
Warrants exercise price | $ / shares											$ 0.00001
Pre-Funded Warrants | Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Warrants to purchase shares of ordinary shares											53,600,000									53,599,890
Shares cancelled																				110
Warrants exercise price | $ / shares											$ 0.00001